Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information Abstract
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	TIKCRO TECHNOLOGIES LTD
Entity Central Index Key	0001117095
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	8,898,861
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No